ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS	12 Months Ended
Dec. 31, 2016
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS [Text Block]

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS

China Information Technology Inc., together with its subsidiaries (the "Company" or "CNIT"), is a provider of integrated Cloud-Application-Terminal (“CAT”) solutions including public information distribution platform, elevator safety management system, cloud-based new media terminal, as well as applications and platform for education in the People’s Republic of China ("PRC"). The Company’s total solutions include software licensing, specialized software, hardware, systems integration, and related services. As listed in the table below, these services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology International Co., Ltd. ("IST"), TopCloud Software Co., Ltd., ("TopCloud "), and Information Security IoT Tech. Co., Ltd. ("ISIOT ), and through the Company’s variable interest entity ("VIE"), iASPEC Geo Information Technology Co., Ltd. ("iASPEC"), and its subsidiaries, iASPEC Bocom IoT Technology Co. Ltd. ("Bocom"), Shenzhen Taoping Internet Tech. Co., Ltd. (“Taoping”), and Shenzhen Biznest Internet Tech. Co., Ltd. (“Biznest”), and the Company’s wholly-owned Hong Kong subsidiaries Information Security Tech. International Co. Ltd. (“IST HK”), and HPC Electronics (China) Co., Limited (“HPC”).

		December 31,	December 31,	December 31,
	Subsidiaries/	2016	2015	2014
Entities	VIE	% owned	% owned	% owned	Location
China Information Technology, Inc (CNIT)					British Virgin Islands
China Information Technology Holdings Limited (CITH)	Subsidiary	100%	100%	100%	British Virgin Islands
Information Security International Investment&Development Ltd. (ISIID) (Note 4)	Subsidiary	0%	0%	100%	Hong Kong, China
Information Security Tech. International Co., Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Software Investment Limited (ISSI) (Note 4)	Subsidiary	0%	100%	100%	Hong Kong, China
HPC Electronics (China) Co., Limited (HPC HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Dongguan Information Security Technology Co., Ltd. (IST DG) (Note 4)	Subsidiary	0%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE	100%	100%	100%	Shenzhen, China
Shenzhen Taoping Internet Tech. Co., Ltd. (Taoping)	VIE	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE	100%	100%	100%	Shenzhen, China
Shenzhen IASPEC Zhongtian Software. Co., Ltd. (Zhongtian)	VIE	0%	0%	99.99%	Shenzhen, China
Wuda Geo informatics Co., Ltd (Geo)	VIE	0%	0%	54.89%	Wu Han, China

Strategic Shift and Business Transformation

In early 2013, the Company made a strategic decision to transform its business from servicing the public sector to focusing on the private sector. Leveraging the experience and expertise in handling large-scale IT projects for the public sector, the Company started investing in research and development to develop software products for the private sector. In 2014, continuing business transformation, the Company identified four core markets and provided cloud-based ecosystem solutions to new media, healthcare, education, and residential community management. In 2014, the Company predominately sold its cloud-based solutions to the Chinese new media industry. Starting from 2015, the Company further expanded the customer base of cloud-based solutions to education, government and residential community management. In 2016, the Company grew its industry-specific integrated technology platform, resource exchange, and big data services to elevator IoT application for residential community customers.

As part of the strategic shift, the company disposed of its equity ownership in Geo and Zhongtian respectively in 2015.

On November 6, 2015, iASPEC entered into an equity transfer agreement with certain individual and institutional purchasers (the “Transferees”). Pursuant to the transfer agreement, iASPEC sold all of its equity ownership of Wuda Geoinformatics Co., Ltd. ( “Geo”), which constituted 54.89% of the total capital stock of Geo, for an aggregate purchase price of RMB91.3 million (approximately $14.7 million) (the “Geo Purchase Price”). Control of Geo was legally transferred to the Transferees on December 4, 2015 (Note 16). Pursuant to the transfer agreement, the Transferees agreed to pay the Geo Purchase Price in four installments by March 30, 2016, which has been paid in full.

On November 9, 2015, iASPEC entered into an equity transfer agreement with a purchaser (the “Transferee”). Pursuant to the transfer agreement, iASPEC sold all of its equity ownership of Shenzhen iASPEC Zhongtian Software Co., Ltd. (“Zhongtian”), which constituted 100% of total capital stock of Zhongtian for an aggregate of RMB30.0 million (approximately $4.8 million) (the “Zhongtian Purchase Price”). Control of Zhongtian was legally transferred to the Transferee on November 9, 2015, (Note 16). Pursuant to the transfer agreement, the Transferee agreed to pay the Zhongtian Purchase Price in three installments by May 31, 2016, which has been paid in full.

Disposals of Geo and Zhongtian represented a strategic shift in the Company’s strategy and would have a major effect on the Company’s operations and financial results. Operations of the two companies have been presented as “discontinued operations” in the Company’s consolidated financial statements (Note 16).

Withdrawal of Going-Private Proposal

On June 22, 2015, the Company announced that its Board of Directors received a preliminary, non-binding proposal letter (the “Proposal”), dated June 19, 2015, from Mr. Jiang Huai Lin ("Mr. Lin"), Chairman and Chief Executive Officer of the Company, Mr. Zhiqiang Zhao (“Mr. Zhao”), Director, Chief Operating Officer, and Interim Financial Officer of the Company, Mr. Junping Sun (“Mr. Sun”), Senior Vice President of the Company, and Mr. Jinzhu Cai (“Mr. Cai”), an individual investor (together with Mr. Lin, Mr. Zhao and Mr. Sun, the "Buyer Group"), proposing a "going-private" transaction (the "Transaction") to acquire all of the outstanding ordinary shares of the Company not already owned by the Buyer Group at a proposed price of $4.43 per ordinary share.

On July 1, 2015, the Board of Directors announced that a special committee, consisting of three independent, disinterested directors of the Company, Mr. Yusen Huang, Mr. Remington Hu, and Dr. Yong Jiang, (the “Special Committee”) was formed to consider the previously announced non-binding "going private" proposal that the Board had received from the Buyer Group.

On August 19, 2015, the Special Committee announced the engagements of Duff & Phelps Securities, LLC and Duff & Phelps, LLC as its financial advisors and Gibson, Dunn & Crutcher LLP as its legal counsel, to review and evaluate the Proposal.

On October 11, 2016, the Buyer Group submitted a letter to the Special Committee which notified the Special Committee that the Buyer Group had unanimously determined to withdraw the Proposal. The withdrawal of the Proposal became effective on October 11, 2016.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a management service agreement by and among IST, iASPEC and its shareholders, dated July 1, 2007 ("MSA"), iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

Option Agreement

In connection with the MSA, on July 1, 2007, IST also entered into an immediately exercisable purchase option agreement (the "Option Agreement") with iASPEC and its shareholders. Pursuant to the Option Agreement, the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date that IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

Amended and Restated MSA

The Amended and Restated MSA was entered into on December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Lin. Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

•

iASPEC agreed that IST will be entitled to receive ninety five percent ( 95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter. Mr. Lin, agreed to enter into an agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). The Amended and Restated MSA was executed on December 13, 2009. Based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

•

Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders.

•	Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

•

IST agreed that it will not interfere with any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business. However, iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission. (“SEC”).

The Amended and Restated MSA amended certain terms of the original Management Service Agreement which became effective on July 1, 2007 and has a term of 30 years unless otherwise early termination by the parties by one of the following means:

•

Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by a party of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by a party, or of which the party is the subject to insolvency, or the commencement of any proceedings placing the party in a receivership, or of any assignment by a party for the benefit of creditors; or

•	The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

The substance of the Amended and Restated MSA and the Option Agreement is to:

•	Allow the Company to utilize the business licenses, contacts, permits, and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

•

Provide the Company with effective control over all of iASPEC’s operations; and provide the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

Non-controlling interest transactions

On April 30, 2014, the Company issued various minority shareholders of Geo 318,794 shares of restricted CNIT ordinary shares valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Geo shareholders opted for using their ownership in Geo shares to pay for the CNIT restricted shares through Geo’s parent company, iASPEC. They transferred the Geo shares they owned to iASPEC. Consequently, iASPEC’s ownership in Geo increased from 50.37% to 54.89%, resulting in approximately $4,500 of Geo’s equity being reclassified to controlling interest and iASPEC still remaining as the controlling shareholder in Geo thereafter. In addition, iASPEC paid those Geo shareholders $61,698 in cash for the difference between the value of the CNIT restricted shares issued and that of the Geo shares that iASPEC received.

On April 30, 2014, the Company issued various minority shareholders of Zhongtian 120,709 shares of restricted CNIT ordinary shares valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Zhongtian shareholders opted for using their ownership in Zhongtian to pay for the CNIT restricted shares through Zhongtian’s parent company, iASPEC. They transferred the Zhongtian shares they owned to iASPEC. Consequently, iASPEC’s ownership in Zhongtian increased from 83.72% to 100%, resulting in approximately $34,000 of Zhongtian’s equity being reclassified to controlling interest. In addition, iASPEC paid those Zhongtian shareholders $649,967 of cash for the difference between the value of the CNIT restricted shares issued and that of the Zhongtian shares that iASPEC received.

On March 19, 2015, a profit distribution plan was approved by Geo’s board of directors. As a result, a total cash dividend of approximately $0.8 million (RMB5.0 million) was distributed to the shareholders of Geo. On March 27, 2015, iAPSEC received $0.4 million of cash dividend, and the minority shareholders of Geo received $0.4 million of cash dividend.

In November 2015, as noted above, iASPEC sold its equity ownership holdings in Geo and Zhongtian.

Going Concern and Management’s Plans

For the years ended December 31, 2016 and 2015, the Company incurred net loss from continuing operations of approximately $18.5 million and $8.7 million, respectively. The Company reported negative cash flows from operations of $2.8 million and $25.9 million, respectively. Net cash used in operating activities in 2016 significantly decreased by $23.1 million from 2015. The Company had a working capital deficiency of $5.7 million as of December 31, 2016, compared to a working capital deficiency of $1.6 million as of December 31, 2015. Further, the Company had significant accumulated deficit approximately $173.1 million and $155.0 million as of December 31, 2016 and 2015, respectively. Continuing the Company’s business transformation from providing IT software, hardware, and system integration services to the public sectors to offering cloud-based ecosystem solutions to the private sectors, management has developed its 2015 business plan which will continue to be executed in 2017, encompassing six strategies: 1) redirect the Company’s resources to selling high-margin software solutions; 2) reinforce stringent cash collection policies to shorten the Company’s days of sales outstanding; 3) streamline the Company’s purchase order management process to reduce inventory; 4) control the Company’s cost structure; 5) obtain additional government subsidies for developing new and innovative cloud-based software solutions; and 6) reduce the Company’s short-term debt burden. As of December 31, 2016, the Company has further reduced its short-term debt burden to $8.0 million, decreased from $15.3 million at the end of 2015. Starting in April 2016, the Company began receiving an annual rental fee of $380,000 from certain third parties for leasing of its office facility located in Nanshan Industrial Park, Shenzhen. As of December 31, 2016, the Company had no additional availability under its credit facilities. The Company believes it has the ability, if needed, to obtain additional credit lines from local banks to provide capital needs by using the title of its office facility with estimated fair value of approximately $6.0 million as collateral.

However, if one or all of these events do not occur or the Company’s business strategies are not successful in addressing its current financial concerns, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.